Nature of Operations	12 Months Ended
Dec. 31, 2016
Nature of Operations [Abstract]
Nature of Operations
Note 1 - Nature of Operations

A.
Camtek Ltd. (“Camtek” or “Company”), an Israeli corporation, is controlled by (46.17%) Priortech Ltd. (“Parent”), an Israeli corporation listed on the Tel-Aviv Stock Exchange. Camtek provides automated and technologically advanced solutions dedicated to enhancing production processes, increasing products yield and reliability, enabling and supporting customers’ latest technologies in the semiconductor fabrication and Printed Circuit Boards (PCB) industries.

B.
In August 2016, the Company decided to re-organize its mode of operation with respect to its functional inkjet technology (FIT) activity. As part of this change, the Company ceased supporting the four Gryphon systems then installed at customer sites, and re-focused on creating the next generation of digital printer. Based on this decision, an obsolescence provision was recorded against the remaining Gryphon inventory and fixed assets and an adjustment was made to liabilities in respect of the Printar acquisition.

As of December 31, 2015, based on Management's estimates regarding future sales of one-color Gryphon systems, an obsolescence provision was recorded against inventory. During 2015, delays in marketing the Gryphon system resulted in an impairment of the Company’s goodwill and IPR&D recorded in the Printar acquisition. In 2015, the Company signed an agreement with Printar, whereby its obligation to pay $2,000 – conditional on certain terms relating to the sale of machinery based on the solder mask technology, if and when the products were commercialized – was replaced and paid off with a one-time final payment of $425, which the Company paid $50 in cash and issued shares with the value of $375.

In December 2014, the Company entered into a buy-out arrangement to sell the remaining activities of the Sela division. The sale was completed in January 2015 and, as part of this arrangement, in 2015 Camtek sold the Sela systems remaining in inventory, and ceased support  of the Sela customer base. Accordingly, during 2014 the Company wrote off excess inventories, fixed assets, goodwill and adjusted its liabilities in respect to the SELA acquisition.

The impact of these decisions on the consolidated statement of income in the years ended December 31, 2016, 2015 and 2014 was as follows:

		Year ended	Year ended	Year ended
		December 31,	December 31,	December 31,
		2016	2015	2014
		U.S. Dollars	U.S. Dollars	U.S. Dollars
Account	Nature of impact	(in thousands)	(in thousands)	(in thousands)

Cost of Revenues	Reorganization and impairment	4,931	-	-
Cost of Revenues	Inventory write-off	-	1,041	205
Reorganization and	Impairment charge with
impairment	respect of technology,
	customer relationships and goodwill	-	1,595	-
Reorganization and	Revaluation of liabilities
impairment	in respect of Printar and SELA acquisition	*(4,962)	(1,457)	(106)
Reorganization and
impairment	Other	903	-	166

		872	1,179	265

*see Note 13F